Segment Reporting	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Segmented Reporting

16. Segment Reporting

During the year ended September 30, 2023, the Company operated in two primary reportable segments, which were the foreign language education and the professional training programs. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, RIL and Skyward.

	Foreign language education	Professional training programs	Other	Total
	US$	US$	US$	US$

Revenue	3,946,380	1,766,100	-	5,712,480
Costs of services	837,055	665,200	-	1,502,255
Selling expenses and general administrative	5,242,103	2,053,130	1,465,798	8,761,031
Segment loss	2,132,778	952,230	1,465,798	4,550,806
Depreciation expense				407,013
Stock-based compensation expense				2,165,073
Other income				(186,137)
Interest income				(53,089)
Foreign exchange gain				(5)
Loss before income taxes				6,883,661
Income taxes				289,464
Net loss				7,173,125

Segmented assets	8,414,389	8,540,087	2,254,660	19,209,136
Goodwill allocation	-	1,811,917	840,849	2,652,766

During the years ended September 30, 2022 and 2021, the Company operated in a single reportable segment, which in the business of foreign language education. The Company’s revenue was derived from its US subsidiary, QHI, during the years ended September 30, 2022 and 2021.

As at September 30, 2023, long-term assets located in the U.S. and Canada were $8,852,343 or 84%, and $1,645,447 or 16% of the Company’s total long-term assets.

As at September 30, 2022, long-term assets located in the U.S. and Canada were $8,220,921 or 83%, and $1,712,595 or 17% of the Company’s total long-term assets.